Atlanta ■ Washington ■ Dallas RESIDENT IN ATLANTA OFFICE DIRECT DIAL: (404)572-6808 KACHENBACH@POGOLAW.COM

July 13, 2007

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:      Citizens Financial Corporation Schedule 13E-3

Dear Sir or Madam:

Please find attached to this letter a Schedule 13E-3, submitted for filing on behalf of our client, Citizens Financial Corporation.

Please direct any questions or correspondence regarding this filing to me at the address below. My direct dial is (404) 572-6808, and my email is: kachenbach@pogolaw.com.

Very truly yours,

/s/ Kenneth M. Achenbach
Kenneth M. Achenbach

For POWELL GOLDSTEIN LLP

Enclosure

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Tel: 404.572.6600    ■    Fax: 404.572.6999
www.pogolaw.com